Income Taxes - Schedule of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Current income tax expense	¥ 217,856		¥ 149,152	¥ 0
Deferred income tax benefits	(93,854)		(99,044)	0
Income tax expense	¥ 124,002	$ 17,979	¥ 50,108	¥ 0